Costs and expenses by nature - Cost of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses
Depreciation	$ (10,732)	$ (552)
Total operating costs	$ (92,335)
Applicable Royalty (as a percent)	2.00%
LRC LP I
General and administrative expenses
Net Revenues from sales of minerals (as a percent)	1.00%
Mining costs
General and administrative expenses
Salaries and benefits	$ (1,074)
Mining service providers	(18,786)
Blasting and fuels	(8,924)
Equipment rental	(752)
Depreciation	(3,084)
Other	(202)
Total operating costs	(32,822)
Processing costs
General and administrative expenses
Salaries and benefits	(6,423)
Equipment rental	(3,067)
Fuels	(4,072)
Consumables	(15,048)
Depreciation	(4,287)
Taxes and fees	(358)
Power supply	(765)
Plant services	(2,278)
Other	(2,452)
Total operating costs	(38,750)
Distribution costs
General and administrative expenses
Freight	(12,744)
Insurance	(133)
Warehouse	(455)
Port Operations	(2,263)
Total operating costs	(15,595)
Royalties
General and administrative expenses
Total operating costs	$ (5,168)